Commitments and Contingencies (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Loss Contingencies [Line Items]
Rent expense	$ 56,434
Lease Agreement [Member]
Loss Contingencies [Line Items]
Rent expense			$ 258,081	$ 304,349
Minimum [Member]
Loss Contingencies [Line Items]
Former employee unpaid commissions, unreimbursed expenses		$ 1,000,000	$ 1,000,000,000,000